                            SCHEDULE 14A INFORMATION

          PROXY STATEMENT PURSUANT TO SECTION 14(A) OF THE SECURITIES

                     EXCHANGE ACT OF 1934 (AMENDMENT NO. 1)


Filed by the Registrant /X/

Filed by a Party other than the Registrant / /

Check the appropriate box:

/ /  Preliminary Proxy Statement

/X/  Definitive Proxy Statement

/ /  Definitive Additional Materials

/ /  Soliciting Material Pursuant to sec.240.14a-11(c) or sec.240.14a-12

                       Service Merchandise Company, Inc.
- - - --------------------------------------------------------------------------------
                  (Name of Registrant as Specified in Charter)

                       Service Merchandise Company, Inc.
- - - --------------------------------------------------------------------------------
                   (Name of Person(s) Filing Proxy Statement)

Payment of Filing Fee (Check the appropriate box):

/X/  $125 per Exchange Act Rules 0-11(c)(1)(ii), or 14a-6(i)(1), or 14a-6(j)(2).

/ / $500 per each party to the controversy pursuant to Exchange Act Rule 14a-6(i)(3).

/ /  Fee computed on table below per Exchange Act Rules 14a-6(i)(4) and 0-11.

     (1)  Title of each class of securities to which transaction applies:

     (2)  Aggregate number of securities to which transaction applies:

     (3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11:

     (4)  Proposed maximum aggregate value of transaction:

     Set forth the amount on which the filing fee is calculated and state how it was determined.


/X/ Check box if any part of the fee is offset as provided by Exchange Act Rule 0-11(a)(2) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the Form or Schedule and the date of its filing.


     (1)  Amount Previously Paid:


          $125


     (2)  Form, Schedule or Registration Statement No.:


          Schedule 14A

     (3)  Filing Party:


          Service Merchandise Company, Inc.


     (4)  Date Filed:


          February 11, 1994

                           [SERVICE MERCHANDISE LOGO]

                         7100 SERVICE MERCHANDISE DRIVE
                           BRENTWOOD, TENNESSEE 37027

                                MAILING ADDRESS:

                                P. O. BOX 24600
                        NASHVILLE, TENNESSEE 37202-4600

                             ---------------------

                    NOTICE OF ANNUAL MEETING OF SHAREHOLDERS
                    TO BE HELD ON WEDNESDAY, APRIL 20, 1994

                             ---------------------

     Notice is hereby given that the Annual Meeting of Shareholders of SERVICE MERCHANDISE COMPANY, INC. (hereinafter called the "Company"), will be held at the offices of the Company located at 7100 Service Merchandise Drive, Brentwood, Tennessee, on Wednesday, April 20, 1994 at 10:00 a.m., local time, for the following purposes:

          (1) To elect two Class II directors to serve for a term of three years and until their successors are duly elected and qualified;

          (2) To consider and act upon a proposal to approve the selection of Deloitte & Touche as the Company's independent public accountants for fiscal year 1994; and

          (3) To transact such other business as may properly be brought before the Annual Meeting or any adjournment thereof.

     The Board of Directors has fixed the close of business on March 1, 1994 as the record date for the determination of shareholders entitled to notice of and to vote at the Annual Meeting.

     Your attention is directed to the Proxy Statement accompanying this notice for a more complete statement regarding matters to be acted upon at the Annual Meeting.

                                          By Order of the Board of Directors

                                          GLEN A. BODZY,
                                          Secretary
Brentwood, Tennessee
March 18, 1994

     YOUR REPRESENTATION AT THE ANNUAL MEETING IS IMPORTANT. TO ENSURE YOUR REPRESENTATION, WHETHER OR NOT YOU PLAN TO ATTEND THE ANNUAL MEETING, PLEASE COMPLETE, DATE, SIGN AND RETURN THE ENCLOSED PROXY. SHOULD YOU DESIRE TO REVOKE YOUR PROXY, YOU MAY DO SO AS PROVIDED IN THE ACCOMPANYING PROXY STATEMENT AT ANY TIME BEFORE IT IS VOTED.

                       SERVICE MERCHANDISE COMPANY, INC.
                         7100 SERVICE MERCHANDISE DRIVE
                           BRENTWOOD, TENNESSEE 37027

                                MAILING ADDRESS:

                                P. O. BOX 24600
                        NASHVILLE, TENNESSEE 37202-4600

                             ---------------------

                                PROXY STATEMENT
                             ---------------------

     The accompanying proxy is solicited by the Board of Directors of Service Merchandise Company, Inc., for use at the Annual Meeting of Shareholders to be held on April 20, 1994, and any adjournments thereof, notice of which meeting is attached hereto.


     This Proxy Statement and the Company's Annual Report to Shareholders have been mailed on or about March 18, 1994 to all shareholders of record on March 1, 1994.


     The purposes of the Annual Meeting are: to elect two Class II directors; to approve the selection of Deloitte & Touche as the Company's independent public accountants, and to transact such other business as may properly be brought before the Annual Meeting or any adjournment thereof.


     A shareholder who signs and returns a proxy in the accompanying form may revoke the same at any time before the authority granted thereby is exercised by attending the Annual Meeting and electing to vote in person, by filing with the Secretary of the Company a written revocation or by duly executing a proxy bearing a later date. Unless so revoked, the shares of the Company's common stock (the "Common Stock") represented by the proxy will be voted at the Annual Meeting. Where a choice is specified on the Proxy, the shares represented thereby will be voted in accordance with such specifications. If no specification is made, such shares will be voted FOR the election of the two Class II director nominees and FOR the approval of the selection of Deloitte & Touche as the Company's independent public accountants.

     The Board of Directors knows of no other matters which are to be brought to a vote at the Annual Meeting. However, if any other matter does come before the Annual Meeting, the persons appointed in the Proxy or their substitutes will vote in accordance with their best judgment on such matters.


     The Board of Directors has fixed the close of business on March 1, 1994 as the record date for the Annual Meeting. On that date, the Company had outstanding 99,367,064 shares of Common Stock. Only record holders of the Common Stock at the close of business on that date will be entitled to vote at the Annual Meeting. Holders of the Common Stock will be entitled to one vote for each share of Common Stock so held, which may be given in person or by proxy duly authorized in writing.


     The directors shall be elected by a plurality of the votes cast in the election by the holders of the Common Stock represented and entitled to vote at the Annual Meeting.

     The selection of Deloitte & Touche as the Company's independent public accountants for fiscal year 1994 shall be approved by the plurality of the votes cast by the holders of the Common Stock represented and entitled to vote at the Annual Meeting.

     Pursuant to rules promulgated by the Securities and Exchange Commission (the "SEC"), boxes and a designated blank space are provided on the proxy card for shareholders to mark if they wish to vote "for," "against" or "withhold authority (abstain)" to vote for one or both director nominees, and to vote "for," "against" or "abstain" from voting on the proposal to approve the selection of Deloitte & Touche to serve as the Company's independent public accountants. Under Tennessee law and the Company's charter and bylaws, an abstention or withholding of authority to vote will have no effect on the outcome of the election of directors or the approval of the selection of the Company's independent public accountants, as both are determined by the number of votes cast. Shares represented at the meeting by proxies containing instructions to abstain, or withholding authority to vote, will nonetheless be counted as present for purposes of determining whether a quorum exists at the meeting.

     A broker non-vote occurs when a broker holding shares registered in street name is permitted to vote, in the broker's discretion, on routine matters without receiving instructions from the client, but is not permitted to vote without instructions on non-routine matters, and the broker returns a proxy card with no vote (the "non-vote") on the non-routine matter. Under Tennessee law and the Company's charter and bylaws, broker non-votes will have no impact on the election of directors or the approval of the selection of independent public accountants, but shares represented by a proxy card marked with a non-vote would be counted as present for purposes of determining the existence of a quorum. Under New York Stock Exchange rules, both the election of directors and the selection of independent public accountants are routine matters on which a broker has the discretion to vote if instructions are not received from the client at least 10 days prior to the meeting.

     The cost of solicitation of proxies will be borne by the Company, including expenses in connection with preparing, assembling and mailing this Proxy Statement. Such solicitation will be made by mail, and may also be made by the Company's officers, directors and regular employees personally or by telephone or telegram. No officers, directors or regular employees will receive additional compensation for soliciting proxies. The Company may reimburse brokers, custodians and nominees for their expenses in sending proxies and proxy material to beneficial owners. The Company has also retained D. F. King & Co., a firm of professional proxy solicitors, to aid in the solicitation at a fee of $7,000 plus reimbursement of normal expenses.


                     PROPOSAL NO. 1:  ELECTION OF DIRECTORS


     The Company's charter provides for a classified Board of Directors. Each class shall consist, as nearly as may be possible, of one-third of the total number of directors constituting the entire Board of Directors. The directors are classified with respect to the time for which they shall hold office by dividing them into three classes. At each annual meeting, directors of the class whose term of office expires in that year are elected for a three-year term. The terms of the two Class II directors, R. Maynard Holt and James E. Poole, expire upon the election and qualification of new directors at the Annual Meeting. The Board of Directors has designated R. Maynard Holt and James E. Poole as the two nominees for reelection as Class II directors for a term expiring at the annual meeting in 1997 and when their successors shall have been elected and qualified. Both of the nominees are currently Class II directors of the Company and were previously elected by the shareholders.

     Unless contrary instructions are received, it is intended that the shares represented by proxies solicited by the Board of Directors will be voted in favor of the election as directors of both of the Class II nominees named herein. If for any reason either nominee is not available for election, the persons named in the form of proxy have advised the Company that they will vote for such substitute nominee or nominees as the Board of

Directors of the Company may propose. The Board of Directors has no reason to expect that either of these nominees will fail to be candidates at the Annual Meeting, and therefore does not at this time have any substitute nominee under consideration. The information relating to the two nominees and the four directors continuing in office set forth herein has been furnished to the Company by such nominees and directors.



                               YEAR FIRST                                            YEAR TERM
    NAME, AGE, POSITION(S)      BECAME A           BUSINESS EXPERIENCE DURING            TO
       WITH THE COMPANY         DIRECTOR                PAST FIVE YEARS              EXPIRE IN
- - - ------------------------------  ---------    --------------------------------------  ----------
CLASS II NOMINEES STANDING FOR REELECTION:
R. Maynard Holt, 54               1971       President of R. Maynard Holt & Co.,        1997
  Director                                     business consulting and stock market
                                               software firm located in Nashville,
                                               Tennessee; independent business
                                               consultant from June 1987 to
                                               February 1990.

James E. Poole, 69                1983       President of Poole Enterprises, Inc.,      1997
  Director                                     Nashville, Tennessee from October
                                               1985.
CURRENT DIRECTORS WHOSE TERMS HAVE NOT EXPIRED AND WHO ARE THEREFORE NOT UP FOR REELECTION:
Raymond Zimmerman, 61             1960       Chairman of the Board, President and       1995
  Chairman of the Board,                       Chief Executive Officer of the
  President and Chief                          Company; director of The Limited
  Executive Officer                            Stores, Columbus, Ohio.
Harold Roitenberg, 67             1990       President of Roitenberg Investments,       1995
  Director                                     Inc., Minneapolis, Minnesota;
                                               director of Syratech Corporation and
                                               Damark International, Inc.
Richard P. Crane, Jr., 54         1975       Practicing Attorney; Partner, Crane,       1996
  Director                                     Rayle & Lennemann, Santa Monica,
                                               California.
Charles V. Moore, 54              1972       President and Director of Trainer,         1996
  Director                                     Wortham & Company, Inc., Investment
                                               Counselors, New York, New York.


     The Company has a Compensation Committee for the purpose of setting executive officers' salaries, formulating bonuses for the Company's management, reviewing and approving compensation policies, plans and programs for officers and other key employees, reviewing and approving salary and other compensation of the officers of the Company and other key employees, making recommendations to the Board with respect to the compensation of directors and administering the Company's stock-based incentive plans. The members of the Committee are Charles
V. Moore, Chairman, James E. Poole and Harold Roitenberg. The Committee held four meetings during the fiscal year ended January 1, 1994.

     The Company has an Audit Committee for the purposes of recommending the Company's auditors, reviewing the scope of their engagement, consulting with such auditors, reviewing the results of the audit examination prior to finalization thereof, acting as a liaison between the Board and internal auditors and reviewing various Company policies, including those relating to accounting and internal control matters. The members of the Committee are R. Maynard Holt, Chairman, Richard P. Crane, Jr., Charles V. Moore, James E. Poole and Harold Roitenberg. During the fiscal year ended January 1, 1994, there were four meetings of the Audit Committee.

     The Company has a Nominating Committee for the purpose of recommending nominees for election as directors to the Board of Directors. The Nominating Committee held two meetings during the fiscal year ended January 1, 1994. The members of the Nominating Committee are Raymond Zimmerman, Chairman, Harold Roitenberg and James E. Poole. The Nominating Committee makes recommendations to the Board with regard to qualified nominees for election as directors of the Company, considers other matters pertaining to the size and composition of the Board and designates members of the Board's committees. The Nominating Committee gives appropriate consideration to qualified persons recommended by shareholders for nomination as director, provided such recommendations are accompanied by sufficient information to permit the Committee to evaluate the qualifications and experience of the nominee.

     During the fiscal year ended January 1, 1994, the Board of Directors held four regular meetings and two special meetings. All incumbent directors attended more than 75% of the aggregate number of meetings of the Board and Committees of the Board on which they serve.

                        SECURITY OWNERSHIP OF MANAGEMENT

                         AND CERTAIN BENEFICIAL OWNERS

MANAGEMENT'S STOCK OWNERSHIP

     The following table sets forth as of January 31, 1994 certain information regarding the beneficial ownership of Common Stock by all directors of the Company, the Company's Chief Executive Officer and the four most highly compensated officers of the Company other than the Chief Executive Officer, and by all such directors and officers as a group. Except as otherwise indicated, each director or officer has sole voting and investment power over the shares of Common Stock listed as beneficially owned by him.

                                                             NUMBER OF
                                                              SHARES             PERCENT
                                                           BENEFICIALLY             OF
                            NAME                               OWNED             CLASS(1)
    ----------------------------------------------------  ---------------       ----------
    Raymond Zimmerman...................................     5,652,414(2)
                                                             1,892,654(3)
                                                               566,280(4)
                                                          ---------------
                                                             8,111,348(5)           8.2%
    Richard P. Crane, Jr................................         9,123(6)(7)
    Charles V. Moore....................................        94,908(6)(7)(8)
    James E. Poole......................................        10,389(6)(7)
    R. Maynard Holt.....................................         6,951(6)(7)(9)
    Harold Roitenberg...................................        18,826(6)(10)
    S.P. Braud, III.....................................       251,419(11)
    Frank X. Bisceglia..................................        73,336(12)
    Glen A. Bodzy.......................................       262,391(13)
    Charles Septer......................................       109,715(14)(15)
    All directors and executive officers as a group (13
      persons)..........................................     9,004,086(16)          9.1%

- - - ---------------
 (1) Percentages representing less than 1% of the outstanding shares of Common Stock are not shown.
 (2) Includes currently exercisable options to acquire 601,875 shares, 504,176 shares owned of record by Mrs. Zimmerman, 400,312 shares owned of record by RAZ Investments Co., a general partnership with Mr. Zimmerman and Mrs. Zimmerman sharing voting power and investment power as the two general partners and 10,118 shares held by the trustee under the Service Merchandise Savings and Investment Plan.
 (3) Represents 1,380,910 shares owned of record by Mr. Zimmerman as trustee for five nieces, 456,967 shares as to which Mr. Zimmerman is trustee under the will of Mary K. Zimmerman and 54,777 shares owned of record by Mrs. Zimmerman as trustee or custodian for children or grandchildren and a grandniece.
 (4) Represents 405,000 shares owned of record by the Raymond Zimmerman Family Foundation and 161,280 shares owned of record by the Zimmerman Foundation.
 (5) The address for Mr. Zimmerman is 7100 Service Merchandise Drive, Brentwood, Tennessee 37027.
 (6) Includes 188 restricted shares of Common Stock granted under the Directors' Equity Plan, held by the Company until restrictions lapse on April 21, 1994.
 (7) Includes currently exercisable options to acquire 450 shares granted under the Directors' Equity Plan.
 (8) Includes 9,280 shares owned by Mr. Moore as custodian for two minor children.
 (9) Includes 937 shares owned of record by Mr. Holt as Trustee for the R. Maynard Holt Profit Sharing Plan, a qualified profit sharing plan under the Internal Revenue Code, 2,000 shares owned by Mr. Holt's wife and 2,000 shares owned by Mr. Holt's mother.
(10) Includes 17,812 shares owned by Roitenberg Investments, Inc., which is 100% owned by Mr. Roitenberg.
(11) Includes currently exercisable options to acquire 600 shares.
(12) Includes currently exercisable options to acquire 9,570 shares.
(13) Includes currently exercisable options to acquire 9,062 shares.
(14) Includes currently exercisable options to acquire 8,462 shares.
(15) Includes 3,877 shares held by Mr. Septer's wife and 2,262 shares under currently exercisable options held by Mr. Septer's wife.
(16) Includes currently exercisable options to acquire 2,346 shares, not detailed above.

SECURITY OWNERSHIP OF CERTAIN PERSONS

     To the best knowledge of the Company, as of December 31, 1993, other than Raymond Zimmerman, whose security ownership is listed in the preceding table, the only other beneficial owner of more than 5% of the outstanding shares of Common Stock is set forth in the following table.

                                                                                PERCENT
          NAME AND ADDRESS                            NUMBER                      OF
        OF BENEFICIAL OWNER                          OF SHARES                   CLASS
- - - ------------------------------------               -------------                -------
Forstmann-Leff Associates Inc.(1)                      6,080,725                   6.1%
55 East 52nd Street
New York, NY 10055

- - - ---------------

(1) According to its Schedule 13G, Forstmann-Leff Associates Inc., a New York corporation, is a registered investment adviser under Section 203 of the Investment Advisers Act of 1940 (the "Act"). Of the 6,080,725 shares of Common Stock beneficially owned by Forstmann-Leff Associates Inc., 1,177,613 are beneficially owned by FLA Asset Management, Inc., and 539,587 are beneficially owned by Stamford Advisers Corp. FLA Asset Management, Inc. is a registered investment adviser under the Act and a subsidiary of Forstmann-Leff Associates Inc. Stamford Advisers Corp. is a registered investment adviser under the Act. Forstmann-Leff Associates Inc. shares investment and/or voting power with Stamford Advisers Corp. over Stamford Advisers Corp.'s accounts.

                             EXECUTIVE COMPENSATION

                           SUMMARY COMPENSATION TABLE

     The following table provides information as to annual, long-term or other compensation during fiscal years 1993, 1992 and 1991 for the Company's Chief Executive Officer and the persons who, in fiscal 1993, were the other four most highly compensated executive officers of the Company (such five officers collectively, the "Named Officers").

                                                                                                               ALL OTHER
                                                                                                                COMPEN-
                                                                                  LONG-TERM COMPENSATION      SATION(1)(2)
                                                                                          AWARDS                  ($)
                                                                                --------------------------    -------------
                                                    ANNUAL COMPENSATION         RESTRICTED
                                                ----------------------------      STOCK
                                                         SALARY      BONUS      AWARDS(3)     OPTIONS/SARS
         NAME AND PRINCIPAL POSITION            YEAR      ($)         ($)          ($)            (#)
- - - ----------------------------------------------  ----    --------    --------    ----------    ------------    -------------

Raymond Zimmerman.............................  1993    $750,000          --           --             --        $ 29,590
Chairman, President                             1992     750,000          --           --        150,000          21,642
  and CEO                                       1991     750,000          --     $ 66,253         37,500             n/a
S.P. Braud, III...............................  1993     312,468          --           --             --          12,514
Vice President                                  1992     300,456          --           --          3,000          12,075
                                                1991     288,860    $ 64,896           --             --             n/a
Frank X. Bisceglia............................  1993     295,256          --           --         20,000           6,367
Div. Sr. Vice President                         1992     283,920          --           --          3,000           6,161
  Hardlines Merchandising                       1991     273,000      61,390           --             --             n/a
Glen A. Bodzy.................................  1993     290,524          --           --         20,000           5,575
Vice President, General                         1992     279,344          --           --          3,000           5,400
  Counsel and Secretary                         1991     268,580      59,268           --             --             n/a
Charles Septer................................  1993     285,804          --           --         20,000           4,238
Div. Sr. Vice President                         1992     273,572          --           --          3,000           5,375
  Jewelry Merchandising                         1991     260,520      58,572           --             --             n/a



(1) Represents Company contributions to defined contribution plan in the amount of $4,497 and $4,364 for each Named Officer other than Mr. Septer in fiscal 1993 and 1992, respectively, Company contributions to defined contribution plan in the amount of $3,185 and $4,364 for Mr. Septer in fiscal 1993 and 1992, respectively, and payment of term life insurance premiums for each Named Officer in fiscal 1993 and 1992. With respect to Mr. Zimmerman, the Company paid $20,428 and $13,095 in premiums in fiscal 1993 and 1992, respectively, for term life insurance policies as to which the Company has no split dollar agreements and $4,665 and $4,183 in fiscal 1993 and 1992, respectively, in term life premiums with respect to $12,041,040 in life insurance policies as to which the Company and Mr. Zimmerman are parties to split dollar agreements. Pursuant to these agreements, the Company is the owner of the policies, pays the premiums of approximately $115,296 per year and, upon the payment of the policy proceeds, will receive, net of any tax liability, an amount equal to the aggregate premiums paid by the Company. The remaining policy proceeds will be paid to Mr. Zimmerman's designated beneficiaries. Mr. Zimmerman does not have any interest in the cash surrender value of the policies for which there are split dollar agreements. Either party may terminate the respective agreements at any time on thirty days' written notice. There are no split dollar life insurance agreements for the other Named Officers.


(2) Compensation that would otherwise be included in this column for fiscal 1991 has been omitted pursuant to the phase-in provisions of the new executive compensation rules promulgated by the SEC.

(3) Outstanding restricted stock awards at January 1, 1994 are as follows:

                                                                                     NUMBER OF         VALUE
                                            NAME                                      SHARES       (AS OF 1/1/94)
                                                                                     ---------    ----------------
      S.P. Braud, III..............................................................    30,045         $300,450
      Frank X. Bisceglia...........................................................    29,903         $299,030
      Glen A. Bodzy................................................................    28,209         $282,090
      Charles Septer...............................................................    28,212         $282,120

     Dividends are payable on restricted stock when and if paid on unrestricted stock. No dividends were paid in fiscal 1993. Mr. Zimmerman's restricted stock award in April 1991 vested in April 1992.

                            OPTION/SAR GRANTS TABLE

     The following table provides information as to options granted to the five Named Officers during fiscal 1993. No separate stock appreciation rights ("SAR's") were granted during fiscal 1993.

                     OPTION/SAR GRANTS IN LAST FISCAL YEAR

                                      INDIVIDUAL GRANTS                                              POTENTIAL REALIZED
- - - ----------------------------------------------------------------------------------------------     VALUE AT ASSUMED ANNUAL
                                     NUMBER OF       % OF TOTAL                                     RATES OF STOCK PRICE
                                    SECURITIES      OPTIONS/SARS                                   APPRECIATION FOR OPTION
                                    UNDERLYING       GRANTED TO       EXERCISE                              TERM
                                    OPTIONS/SARS    EMPLOYEES IN     BASE PRICE     EXPIRATION     -----------------------
               NAME                 GRANTED(#)(1)   FISCAL YEAR        ($/SH)          DATE         5%($)          10%($)
- - - ----------------------------------  -----------     ------------     ----------     ----------     --------       --------
Raymond Zimmerman.................         --              --               --             --            --             --
S.P. Braud, III...................         --              --               --             --            --             --
Frank X. Bisceglia................     20,000            1.81%        $ 10.125        4/21/03      $127,300       $322,700
Glen A. Bodzy.....................     20,000            1.81%          10.125        4/21/03       127,300        322,700
Charles Septer....................     20,000            1.81%          10.125        4/21/03       127,300        322,700

- - - ---------------

(1) Options were granted on April 21, 1993 and vest 20% annually over five years. There are no criteria for vesting other than continued employment through the vesting dates and no other material terms of the options except as disclosed under "Change in Control Provisions under the Company's 1989 Employee Stock Incentive Plan."

                 OPTION/SAR EXERCISES AND YEAR-END VALUE TABLE

     The following table provides information as to options exercised or held by the five Named Officers during fiscal 1993. None of the Named Officers has been granted separate SAR's.

    AGGREGATED OPTION/SAR EXERCISES IN LAST FISCAL YEAR AND FISCAL YEAR-END
                               OPTION/SAR VALUES

                                                                                  NUMBER OF          VALUE OF UNEXERCISED
                                                                             UNEXERCISED OPTIONS         IN-THE-MONEY
                                              NUMBER OF                        AND/OR SARS AT            OPTIONS/SARS
                                               SHARES                             FY-END(#)              AT FY-END($)
                                             ACQUIRED ON        VALUE           EXERCISABLE/             EXERCISABLE/
                   NAME                      EXERCISE(#)     REALIZED($)        UNEXERCISABLE           UNEXERCISABLE
- - - -------------------------------------------  -----------     -----------     -------------------     --------------------
Raymond Zimmerman..........................         --               --        601,875/120,000          $ 3,823,406/$0
S.P. Braud, III............................    126,799        $ 938,561             600/14,419                0/66,527
Frank X. Bisceglia.........................      8,969           55,201           9,570/34,364           42,872/66,225
Glen A. Bodzy..............................         --               --           9,062/33,686           40,445/62,468
Charles Septer.............................     11,881           63,875           8,462/33,691           40,445/62,493

DIRECTORS COMPENSATION

     In fiscal 1993, directors not otherwise employed as officers of the Company received fees of $5,000 per quarter. Each such director received an additional fee of $2,000 per meeting for attendance at certain special meetings. Mr. Holt, Chairman of the Audit Committee, received an additional $1,000 for the year.

     Under the Directors Deferred Compensation Plan, implemented in 1991, directors have the option of deferring receipt of their fees until a period following their service as director or until retirement age.

     Under the Company's 1991 Director's Equity Plan, each director who is not an employee of the Company is entitled to receive 188 restricted shares of the Company's Common Stock annually, on the date of the Annual Meeting of Shareholders. The initial grant was made on May 1, 1991. Each director is immediately entitled to vote the granted shares and receive any dividends or other distributions declared on the shares. Vesting of the shares occurs one year from the date of the grant. The restricted shares will vest immediately upon a director's death or disability or on the date a "change in control" is deemed to occur under the Company's 1989 Employee Stock Incentive Plan.

     Each non-employee director also receives on the date of the Annual Meeting of Shareholders, options to purchase 750 shares of the Company's Common Stock. The options are exercisable in 20% installments beginning one year from the date of grant. The exercise price is the market value of the Company's Common Stock on the date of grant. The options expire 10 years from the date of grant. The options become immediately exercisable on a director's death or disability or on the date a "change in control" is deemed to occur under the Company's 1989 Employee Stock Incentive Plan.

EMPLOYMENT AGREEMENTS

     The Company has Employment Agreements (the "Agreements") with the five Named Officers. The Agreements with the Named Officers were entered into in 1988 and provide for payment of their base salary at the time ($550,004 for Raymond Zimmerman, $241,280 for S.P. Braud, III, $225,004 for Frank X. Bisceglia, $225,004 for Glen A. Bodzy and $200,044 for Charles Septer), subject to increase at the discretion of the Board of Directors. The base salary in effect at any time may only be decreased if the base salary of other officers in comparable positions is also being reduced as a general matter. The Agreements also provide that the Named Officers will be entitled to annual incentive compensation at the discretion of the Board of Directors and will be eligible to participate in benefit plans, including stock option plans, generally available to officers and key employees. Mr. Zimmerman agreed in 1992 that, for a period of five years,
(a) his annual base salary would be frozen at its then current level of $750,000, (b) he would receive no annual incentive compensation and (c) he would be eligible to receive long-term incentive compensation in the form of stock options, restricted stock awards and other equity-based rights to provide value that is largely contingent upon increases in the value of the Company's stock. The Agreements provide that upon termination of employment for any reason other than "cause," the individual will receive his base salary for the balance of the term of the Agreement, which will generally be for a period of not less than one nor more than two years because of automatic renewal provisions in the Agreements.

     The Agreements extend for a rolling three year period (on each anniversary of the date of the Agreements, the expiration date is automatically extended for an additional year unless the Company acts to terminate this automatic renewal position). The Agreements provide that Named Officers will not engage in various activities competitive with the business of the Company for a period of one year after termination of employment.

     In 1993, Mr. Braud elected to take early retirement effective in April 1994 and the term of employment under his Agreement will end at that time. In connection with his early retirement, the Company has agreed to accelerate the vesting of 30,045 shares of restricted stock granted to him in August 1989 from February 1995 to April 1994.

     The Company also has indemnification agreements with each of its directors and executive officers providing for contractual rights of indemnification to the fullest extent permitted by Tennessee law.

CHANGE IN CONTROL PROVISIONS UNDER THE COMPANY'S 1989 EMPLOYEE STOCK INCENTIVE PLAN

     Under the Company's 1989 Employee Stock Incentive Plan, SAR's and limited SAR's outstanding for at least six months, and any stock options which are not then exercisable, will become fully exercisable and vested. Likewise, the restrictions and deferral limitations applicable to restricted stock, deferred stock, stock purchase rights and other stock-based awards will lapse and such shares and awards will be deemed fully vested. Stock options, SAR's, limited SAR's, restricted stock, deferred stock, stock purchase rights and other stock-based awards will, unless otherwise determined by the Compensation Committee in its sole discretion, be cashed out on the basis of the change in control price as defined in the plan.

PENSION PLAN


     The Company's pension plan (the "Pension Plan"), which is qualified under
Section 401(a) of the Internal Revenue Code of 1986, as amended, includes all full-time employees who are at least age twenty-one with one year of qualified service as defined by the Pension Plan. Directors who are not officers or employees of the Company do not participate in the Pension Plan. In 1989, the Pension Plan was changed to an account balance plan which bases benefits on annual service credits and annual interest credits for each participant. At retirement, the account balance may, at the participant's election, be actuarially converted into a monthly pension. Participants in the Pension Plan as of January 1, 1989, are provided certain minimum benefits reflecting the provisions of the prior Pension Plan based on compensation received during 1988.


     Annual service credits ranging from 3% to 5% are based on each participant's years of service at the beginning of the current year and applied to total compensation, which includes base wages, salaries, and bonuses before deferrals pursuant to the Company's savings plan. Annual interest credits will be based on interest rate indices prescribed in the Pension Plan. The account balances of participants were credited with interest at the annual rate of 6% during 1993.

     The estimated annual benefits payable to Raymond Zimmerman, Frank X. Bisceglia, Glen A. Bodzy and Charles Septer under the Pension Plan upon retirement at normal retirement age are approximately $115,641, $82,298, $80,899 and $56,513, respectively. The estimated annual benefit payable to S.P. Braud, III at his anticipated early retirement date of April 30, 1994 is $45,784. These estimates assume continued compensation at the present amounts (subject to the $150,000 limit as discussed below) until normal or anticipated retirement age and continued crediting of interest at the current rate, and disregarding probable future cost-of-living increases to the limit on the amount of compensation that may be taken into account.

     All benefits provided under the Pension Plan are subject to annual limitations as specified under Section 415 of the Internal Revenue Code of 1986, as amended. Benefits were limited to $115,641 during 1993. In addition, compensation considered under the Pension Plan during 1994 and all future years is limited to $150,000.

EXECUTIVE SECURITY PROGRAM (ESP)

     The Company maintains a non-qualified supplemental retirement plan which covers certain management employees hired or promoted to their job level prior to February 28, 1989. The plan provides salary continuation and/or death benefits equal to two times the participant's annual salary at retirement or at age 65 if the former employee participating in the ESP completed 20 years of vesting service prior to termination. Salary continuation benefits are paid from the general assets of the Company. There are approximately 332 active employees covered. Seventeen retirees currently receive benefits and four terminated vested participants are entitled to a future benefit. The Company maintains Corporate Owned Life Insurance (COLI) policies purchased on participants covered by the plan prior to the Tax Reform Act of 1986. The Company continues to maintain COLI policies following termination or retirement of covered employees.

COMPENSATION COMMITTEE REPORT ON EXECUTIVE COMPENSATION

     The Compensation Committee (the "Committee") sets executive officers' salaries, formulates bonuses for the Company's management and administers the Company's stock-based incentive plans. The members of the Committee are all non-employees of the Company, although Mr. Poole served as President and Chief Operating Officer of the Company from October 1983 to May 1984. The Committee reviews the Company's executive compensation policies when the financial results of the prior fiscal year become available. The policies are reviewed in light of their overall consistency, in the subjective view of the Committee, with the Company's financial performance, its business plan and its position within the retail industry, as well as the compensation policies of similar companies in the retail business as discussed further below. The compensation of individual executives is then evaluated by the Committee in accordance with its established executive compensation policies. At its meeting on February 24, 1993, the Committee adopted a statement of policy concerning compensation of the Company's executive officers. This statement of policy set forth the following primary objectives:

     - to attract and retain talented executives by providing a compensation program that is competitive with the compensation provided to executives at companies of comparable size and position in the retail business, while maintaining compensation within levels consistent with the Company's business plan, financial objectives and operating performance;

     - to provide appropriate incentives for executives to work towards the achievement of the Company's annual performance targets established in the Company's business plan; and

     - to more closely align the interests of executives with those of shareholders and the long-term interests of the Company by providing long-term incentive compensation in the form of stock options, restricted stock or other equity-based long-term incentive compensation.

     In reviewing the comparability of the Company's overall levels of base executive compensation, the Committee looks to a variety of sources. The Company participates in externally prepared compensation surveys, the most comprehensive of which is the Retail Management Compensation Study prepared by Management Compensation Services ("MCS"), a subsidiary of Hewitt Associates, a nationally recognized management consulting firm. The Retail Management Compensation Study provides data on compensation practices of other retailers with annual revenues of at least $3 billion, by job classification category. Secondly, the Company requested MCS to prepare a specific analysis of participating retail companies which are included in the Composite Index Average shown in the performance graph on page 14. The Company also reviews compensation information disclosed in current proxy statements for all companies included in the Composite Index Average.

     The survey and proxy data is used to obtain an overall perspective on base retail executive compensation. However, the Committee also takes into account other factors, which in its subjective judgment, affect the comparability of this data to the Company. These factors include differences in: the Company's mix of product offerings, the Company's catalog store format versus other selling concepts, the number of stores and employees, organizational structure levels of executive responsibility and corporate cultures. Analysis of the MCS survey data and the current proxy statements of the companies included in the Composite Index Average revealed that the Company's levels of executive base compensation fell within the mid-range of companies included in the survey data or in the Composite Index Average.

     COMPENSATION OF EXECUTIVES OTHER THAN THE CHIEF EXECUTIVE OFFICER. The Company offers its executive officers base salary, annual incentive compensation and long-term compensation, determined in accordance with the general principles set forth below.

          BASE COMPENSATION. In determining annual base compensation adjustments for each executive, the Committee predicates its decision on a subjective assessment of the individual executive's performance in light of that executive's job responsibilities. During fiscal 1993, executive officers, other than the Chief Executive Officer ("CEO"), received base compensation increases in recognition of individual performance ranging from 4% to 6%, excluding increases related to changes in job responsibilities such as promotions.

          ANNUAL INCENTIVE COMPENSATION. The Company's annual incentive (bonus) compensation for executive officers is determined by achievement of a pre-determined, Company-wide financial target for net income (exclusive of extraordinary items, cumulative effect of changes in accounting principle and other like items), established at the beginning of each fiscal year in conjunction with the Company's annual business plan. Executives receive a bonus based on whether, and to what extent, the Company, as a whole, achieves the target. Bonuses are paid to executive officers based on the following percentages of their base salary, which percentages were determined based upon the subjective judgment of the Committee:

ACHIEVEMENT OF TARGET     PERCENTAGE BONUS
- - - ---------------------     ----------------
  less than 100%                  none
       100%                     6.7-10%
       110%                      10-15%
       125%                    15-22.5%
       150%                      20-30%

          For fiscal 1993, the established targeted net income, before extraordinary items and cumulative effect of change in accounting principle, was $101.3 million. The target was not met; accordingly, no bonus compensation was awarded.

          LONG-TERM INCENTIVE COMPENSATION. The Company uses stock options and restricted stock awards as the primary vehicles for long-term incentive compensation. In connection with the Company's recapitalization and initiation of its original five-year business plan in 1989, restricted stock awards were granted. These awards vest in their entirety in February 1995 and are not contingent upon any performance or other criteria other than continued employment through the vesting date. In connection with Mr. Braud's retirement effective April 30, 1994, the Committee, based on its subjective evaluation of the contributions of Mr. Braud to the Company's performance over the years, determined to accelerate the vesting of Mr. Braud's restricted stock from February 1995 to April 1994.


          In fiscal 1993, the Company granted options to purchase 20,000 shares of the Company's Common Stock to each of Messrs. Bisceglia, Bodzy and Septer, and options to purchase an aggregate of 110,000 shares of the Company's Common Stock to other executive officers, excluding the CEO. Options to purchase an aggregate of 937,679 shares were granted during 1993 to approximately 750 other employees of the Company, including store and distribution center managers as well as various levels of corporate management. The size of the option grant to each executive officer was determined by the Committee based upon a subjective assessment of such executive's performance and his or her respective level in the organization. The Committee does not consider the number of shares beneficially owned by executive officers other than the CEO when making such grants. The exercise price of each option equaled the fair market value of the Company's Common Stock as of the date of grant. The options vest at a rate of 20% annually for five years, and are not contingent upon any performance or other criteria other than continued employment through the vesting dates.

     COMPENSATION OF THE CHIEF EXECUTIVE OFFICER. The Committee believes compensation of the CEO should be more closely linked to the performance of the Company's stock than compensation of other executive officers. In accordance with this philosophy, the CEO and the Committee agreed in 1992 that, for a period of five years, (a) his annual base salary would be frozen at its then current level of $750,000, (b) he would receive no annual incentive compensation, and (c) he would be eligible to receive long-term incentive compensation in the form of stock options, restricted stock awards and other equity-based rights to provide value that is largely contingent upon increases in the market value of the Company's Common Stock. Grants of such long-term incentive compensation would be made in amounts which reflect the fact that his base salary has been frozen and he has agreed to forego any annual incentive compensation. The Committee anticipates that such awards of long-term incentive compensation will be considered annually, concurrent with awards to other executive officers, and will generally consist of the same types of rights as awards to other executive officers. Awards will be based in part upon the Committee's judgment that such awards are merited in light of performance in the market price of the Company's stock. The Committee also takes into account the fact that the CEO already beneficially owns 8.2% of the Company's outstanding shares of Common Stock. During 1993, the CEO did not receive any grants of stock options or other long-term incentive compensation.


     FEDERAL INCOME TAX DEDUCTIBILITY LIMITATIONS. The Committee believes it is appropriate to take into account the $1,000,000 limit on the deductibility of executive compensation for federal income tax purposes enacted as part of the 1993 Omnibus Budget Reconciliation Act ("OBRA") and to seek to qualify the Company's long-term compensation awards as performance-based compensation excluded from the $1,000,000 limit. Because compensation under the Company's stock incentive plans is currently excluded from the $1,000,000 limit under the transition rules contained in the proposed Treasury regulations under OBRA and none of the Company's executive officers has received other compensation that could potentially exceed the applicable limits under OBRA, the Company has not yet taken any action to qualify its stock incentive plans as performance-based compensation.


Charles V. Moore, Chairman     James E. Poole     Harold Roitenberg

COMPENSATION COMMITTEE INTERLOCKS AND INSIDER PARTICIPATION

     James E. Poole, who currently serves on the Compensation Committee of the Board of Directors, served as President of the Company from October 1983 until May 1984.

PERFORMANCE GRAPH

                  COMPARISON OF 5-YEAR CUMULATIVE TOTAL RETURN
                       SERVICE MERCHANDISE COMPANY, INC.
                  S & P MIDCAP 400 AND COMPOSITE INDEX AVERAGE

                                 SERVICE MER-                      COMPOSITE
      MEASUREMENT PERIOD           CHANDISE       S&P MIDCAP         INDEX
    (FISCAL YEAR COVERED)        COMPANY, INC.     400 INDEX        AVERAGE
1988                               $100.00         $100.00         $100.00
1989                                140.62          135.54          127.70
1990                                 91.88          128.61          127.25
1991                                201.57          193.03          207.44
1992                                407.80          216.03          250.72
1993                                281.24          246.17          243.22

     The above graph compares the performance of the Common Stock of Service Merchandise Company, Inc. with that of the S & P MidCap 400 and a composite index comprised of three published S & P retail group indices: Department Stores, General Merchandise Chains and Specialty (the "Composite Index Average"). The three groups include Dayton Hudson Corp., Dillard Department Stores, May Department Stores, Mercantile Stores, Nordstrom, K Mart, J.C. Penney, Sears, Roebuck & Company, Wal-Mart Stores, Woolworth Company, Circuit City Stores, Home Depot, Lowe's, Melville Corp., Pep Boys -- Manny, Moe and Jack, Blockbuster, Price/Costco Inc., Tandy Corp. and Toys R Us.

     The comparison of total return on investment (change in year-end stock price plus reinvested dividends) for each of the periods assumes that $100 was invested on January 3, 1988 in each of Service Merchandise Company, Inc. Common Stock, the S & P MidCap 400 and the Composite Index Average with investment weighted on the basis of market capitalization.

                 CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS

     In 1990, The Service Merchandise Foundation, a private charitable foundation (the "Foundation"), was formed, and thereafter, the Internal Revenue Service approved the Foundation's application for tax-exempt status. As a charitable contribution in 1990, the Company granted the Foundation an option to purchase 1,875,000 shares of Common Stock at $2.20 per share, the market price at that time. The option is exercisable in whole or in part from the date of grant until October 15, 2000. Under applicable Internal Revenue Service rulings, the stock option may not be exercised directly by the Foundation. The Foundation may sell all or a part of the option to other not-for-profit third parties which may then exercise the option directly. The Trustee of the Foundation is Raymond Zimmerman, and the members of the Trust Committee administering the Foundation (the "Committee") are Raymond Zimmerman, Arlene Zimmerman, S.P. Braud, III, Joel Gordon and Harold Roitenberg, who may be deemed to control the disposition of the option by virtue of their power to decide to whom to sell such option. Each of the members of the Committee disclaims beneficial ownership of the shares of Common Stock issuable upon exercise of the option.


     The Company leases two store properties from Raymond Zimmerman and Service Realty Company, Inc., a corporation whose sole shareholder is Raymond Zimmerman. For the fiscal year ended January 1, 1994, Raymond Zimmerman and Service Realty Company, Inc. received an aggregate of $111,000 on account of properties leased to the Company. The Company believes the rentals paid and which may be paid under these leases are and will be comparable to rentals paid by lessees of similar properties in the same general locations, and the terms of such leases are at least as favorable to the Company as could be obtained from unaffiliated persons.

     The Company is a party to split-dollar agreements covering $12,041,040 in life insurance policies on the life of Raymond Zimmerman. Pursuant to these agreements, the Company is the owner of the policies, pays the premiums of approximately $115,296 per year and, upon the payment of the policy proceeds, will receive, net of any tax liability, an amount equal to the aggregate premiums paid by the Company. The remaining policy proceeds will be paid to Mr. Zimmerman's designated beneficiaries. Mr. Zimmerman has no interest in the cash surrender value of the policies. Either party may terminate the respective agreements at any time on thirty days' written notice. See note (1) to the Summary Compensation Table on page 7.

                 PROPOSAL NO. 2:  APPROVAL OF DELOITTE & TOUCHE
                       AS INDEPENDENT PUBLIC ACCOUNTANTS

     The Board of Directors has appointed Deloitte & Touche as independent public accountants of the Company for the 1994 fiscal year, subject to approval by the shareholders. Deloitte & Touche served as the Company's independent public accountants for the fiscal year ended January 1, 1994. A representative of Deloitte & Touche is expected to be present at the Annual Meeting with the opportunity to make a statement if such representative so desires and will be available to respond to appropriate questions.

                           PROPOSALS OF SHAREHOLDERS

     Shareholders intending to submit proposals for presentation at the next Annual Meeting of Shareholders of the Company and inclusion in the proxy statement and form of proxy for such Meeting should forward such proposals to Glen A. Bodzy, Vice President, General Counsel and Secretary, Service Merchandise Company, Inc., P. O. Box 24600, Nashville, Tennessee 37202-4600. Proposals must be in writing and must be received by the Company prior to November 18, 1994. Proposals should be sent to the Company by certified mail, return receipt requested.

                                          By Order of the Board of Directors
                                          GLEN A. BODZY,
                                          Secretary
March 18, 1994

PROXY                  SERVICE MERCHANDISE COMPANY, INC.                   PROXY

      PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR THE ANNUAL MEETING OF
             SHAREHOLDERS TO BE HELD ON WEDNESDAY, APRIL 20, 1994.

     The undersigned hereby appoints Raymond Zimmerman and Glen A. Bodzy, and each of them, as proxies, with full power of substitution, to vote all shares of the undersigned as shown below on this proxy at the Annual Meeting of Shareholders of Service Merchandise Company, Inc. to be held at the Company's offices located at 7100 Service Merchandise Drive, Brentwood, Tennessee, on Wednesday, April 20, 1994, at 10:00 a.m., local time, and any adjournments thereof.

     YOUR SHARES WILL BE VOTED IN ACCORDANCE WITH YOUR INSTRUCTIONS. IF NO CHOICE IS SPECIFIED, SHARES WILL BE VOTED FOR THE CLASS II DIRECTOR NOMINEES IN THE ELECTION OF DIRECTORS AND FOR THE APPROVAL OF DELOITTE & TOUCHE.

                          (CONTINUED ON REVERSE SIDE)

(1)  PROPOSAL 1: ELECTION OF TWO CLASS II DIRECTORS:
     Election of R. Maynard Holt        / / FOR               / / AGAINST             / / WITHHOLD AUTHORITY (ABSTAIN)
     Election of James E. Poole        / /  FOR              / /  AGAINST            / /  WITHHOLD AUTHORITY (ABSTAIN)
(2)  PROPOSAL 2: APPROVAL OF DELOITTE & TOUCHE AS INDEPENDENT PUBLIC ACCOUNTANTS.
                                 / / FOR          / / AGAINST          / / ABSTAIN
(3)  IN THEIR DISCRETION, ON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING.

                                   PLEASE SIGN HERE AND RETURN
                                   PROMPTLY

                                   --------------------------------
                                              Signature

                                   --------------------------------
                                     Signature (if held jointly)

                                   Date:                            , 1994
                                   --------------------------------


                                   Please sign exactly as your name
                                   appears at left. If registered
                                   in the names of two or more
                                   persons, each should sign.
                                   Executors, administrators,
                                   trustees, guardians, attorneys,
                                   and corporate officers should
                                   show their full titles.

- - - --------------------------------------------------------------------------------
 If you have changed your address, please PRINT your new address on this line.